As filed with the Securities and Exchange Commission on September 18, 2014

Securities Act File No. 333-152915

Investment Company Act File No. 811-22227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 31	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 33	X

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S710
Rye Brook, NY 10573

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Kathleen H. Moriarty, Esq.

Katten Muchin Rosenman LLP

575 Madison Avenue

New York, New York 10022

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b); or
__	on [____] pursuant to paragraph (b); or
__	60 days after filing pursuant to paragraph (a)(1); or
__	on [____] pursuant to paragraph (a)(1); or
__	75 days after filing pursuant to paragraph (a)(2); or
__	on [____] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 18th day of September, 2014.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

INDEXIQ ETF TRUST

By: /s/Adam S. Patti

Adam S. Patti

President

Name	Title	Date

/s/Reena Aggarwal *	Trustee	September 18, 2014
Reena Aggarwal

/s/ Gene Chao *	Trustee	September 18, 2014
Gene Chao

/s/Adam S. Patti	Chairman, Trustee,	September 18, 2014
Adam S. Patti	President and Principal
Executive Officer

/s/David Fogel	Chief Compliance Officer,	September 18, 2014
David Fogel	Treasurer and Principal
Financial Officer

*By: /s/Gregory D. Bassuk

Gregory D. Bassuk,

Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase